Management of Financial Risk (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Management of Financial Risk
Total Cash	$ 37,384	$ 8,307
Description of currency risk	A 5% change in exchange rates will increase or decrease the Company’s loss by approximately $182,000